Derivative financial instruments - Hedged items in cash flow hedges and hedges of net investments in foreign operations including the effect on the income statement and OCI (Details) - Barclays Bank Group [member] - GBP (£)
£ in Millions
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Line item in the statement of comprehensive used to recognised ineffectiveness		Hedge ineffectiveness is recognised in net interest income.
Hedges of net investment [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness		£ 282	£ 744
Balance in cash flow hedge reserve for continuing hedges		0	0
Balance in foreign currency reserve for continuing hedges		1,092	1,643
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied		0	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied		232	325
Hedging gains or losses recognised in other comprehensive income		282	744
Hedge ineffectiveness recognised in the income statement	[1]	£ 0	(1)
Line item in the statement of comprehensive used to recognised ineffectiveness		Hedge ineffectiveness is recognised in net interest income.
Hedges of net investment [member] | USD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness		£ 209	719
Balance in cash flow hedge reserve for continuing hedges		0	0
Balance in foreign currency reserve for continuing hedges		1,092	1,646
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied		0	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied		0	0
Hedging gains or losses recognised in other comprehensive income		209	719
Hedge ineffectiveness recognised in the income statement	[1]	0	0
Hedges of net investment [member] | EUR foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness		70	0
Balance in cash flow hedge reserve for continuing hedges		0	0
Balance in foreign currency reserve for continuing hedges		(1)	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied		0	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied		15	86
Hedging gains or losses recognised in other comprehensive income		70	0
Hedge ineffectiveness recognised in the income statement	[1]	0	0
Hedges of net investment [member] | Other Currency [Member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness		3	25
Balance in cash flow hedge reserve for continuing hedges		0	0
Balance in foreign currency reserve for continuing hedges		1	(3)
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied		0	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied		217	239
Hedging gains or losses recognised in other comprehensive income		3	25
Hedge ineffectiveness recognised in the income statement	[1]	0	(1)
Financial assets at amortised cost [member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness			191
Balance in cash flow hedge reserve for continuing hedges			61
Balance in foreign currency reserve for continuing hedges			0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied			88
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied			0
Hedging gains or losses recognised in other comprehensive income			189
Hedge ineffectiveness recognised in the income statement	[1]		(57)
Financial assets at amortised cost [member] | Interest rate risk [member] | Cash flow hedges [member] | Loans and advances [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness			191
Balance in cash flow hedge reserve for continuing hedges			61
Balance in foreign currency reserve for continuing hedges			0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied			88
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied			0
Hedging gains or losses recognised in other comprehensive income			189
Hedge ineffectiveness recognised in the income statement	[1]		£ (57)
Financial liabilities at amortised cost [member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness		(854)
Balance in cash flow hedge reserve for continuing hedges		(168)
Balance in foreign currency reserve for continuing hedges		0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied		(366)
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied		0
Hedging gains or losses recognised in other comprehensive income		(828)
Hedge ineffectiveness recognised in the income statement	[1]	(7)
Financial liabilities at amortised cost [member] | Interest rate risk [member] | Cash flow hedges [member] | Loans and advances [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness		(826)
Balance in cash flow hedge reserve for continuing hedges		(142)
Balance in foreign currency reserve for continuing hedges		0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied		(366)
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied		0
Hedging gains or losses recognised in other comprehensive income		(802)
Hedge ineffectiveness recognised in the income statement	[1]	(10)
Financial liabilities at amortised cost [member] | Inflation risk [member] | Cash flow hedges [member] | Debt securities [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness		(28)
Balance in cash flow hedge reserve for continuing hedges		(26)
Balance in foreign currency reserve for continuing hedges		0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied		0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied		0
Hedging gains or losses recognised in other comprehensive income		(26)
Hedge ineffectiveness recognised in the income statement	[1]	£ 3

[1]	Hedge ineffectiveness is recognised in net interest income.